Derivative Financial Instruments - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in value of forward elements of forward contracts [abstract]
Net unrealized expense (gain)	€ 111	€ 859